Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of income and expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of goods sold [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of income and expenses [Line Items]
Cost of materials	[1]	$ 53,666	$ 63,945	$ 54,745
Salary and related expenses	[2]	14,967	17,486	17,957
Subcontractors		4,673	4,892	4,876
Depreciation and amortization	[3]	8,553	3,627	3,248
Energy		1,365	1,464	1,626
Other manufacturing expenses		1,785	1,298	575
Total expenses		85,009	92,712	83,027
Decrease (increase) in inventories		(2,373)	(19,398)	2,667
Total Cost of goods sold		82,636	73,314	85,694
Research and development [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of income and expenses [Line Items]
Salary and related expenses		5,608	5,076	6,045
Subcontractors		4,216	3,656	4,794
Materials and allocation of facility costs		2,538	1,896	1,682
Depreciation and amortization		574	616	725
Others		236	113	363
Total Research and development		13,172	11,357	13,609
Selling and marketing [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of income and expenses [Line Items]
Salary and related expenses		4,047	1,930	1,639
Marketing support		668	136	144
Packing, shipping and delivery		1,484	912	750
Marketing and advertising		2,812	1,193	586
Registration and marketing fees		3,463	1,262	934
Depreciation and amortization	[4]	2,056	488	147
Others		754	357	318
Total Selling and marketing		15,284	6,278	4,518
General and administrative [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of income and expenses [Line Items]
Salary and related expenses		4,455	3,853	3,870
Employees welfare		1,299	1,259	978
Professional fees and public company expense		4,213	5,055	3,135
Depreciation, amortization and impairment		973	875	779
Communication and software services		905	977	924
Others		958	617	453
Total General and administrative		12,803	12,636	10,139
Financial (expense)income [Member]
Financial income
Interest income and gains from marketable securities		91	295	1,027
Financial expense
Revaluation of long term liabilities		(6,266)	(994)
Fees and interest paid to financial institutions		(914)	(283)	(266)
Derivatives instruments measured at fair value		548	(565)	(1,097)
Translation differences of financial assets and liabilities		(250)	358	(438)
Bond securities measured at fair value				102
Total Financial (expense) income		$ (6,791)	$ (1,189)	$ (672)

[1]	Costs of materials for the year ended December 31, 2021, includes $24,282 of inventory obtained in connection with the business combination. Refer to Note 5b for further detail on the business combination.
[2]	Reduction of salary and related expenses was attributable to the 2022 labor strike.
[3]	Including amortization of intangible assets in the amount of $5,376, $574, and $0 for the years ended December 31, 2022, 2021 and 2020, respectively
[4]	Including amortization of intangible assets in the amount of $1,807, $265, and $0 for the years ended December 31, 2022, 2021 and 2020, respectively